UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2017

Premise Capital Frontier
Advantage Diversified Tactical ETF
Ticker: TCTL

Premise Capital Frontier Advantage Diversified Tactical ETF

Premise Capital Frontier Advantage Diversified Tactical ETF

Letter to Shareholders
March 31, 2017 (Unaudited)

Dear Shareholder,

The Premise Capital team is pleased to provide you with the Premise Capital Frontier Advantage Diversified Tactical ETF (symbol:  TCTL) (“TCTL”) semi-annual report, dated March 31, 2017.  TCTL launched on October 27, 2016. This report refers to TCTL’s performance for the period of inception through March 31, 2017.

TCTL’s performance for the period October 27, 2016 through March 31 2017 (“performance period”) was 8.22% measured in the market price of TCTL and 8.10% measured in net asset value (“NAV”). By comparison, TCTL’s benchmark, the Dow Jones Moderate Total Return Index (“DJ Moderate”), returned 5.82% for the performance period. The performance of the Premise Capital Frontier Advantage Diversified Tactical Index (“Fund’s Index”) was 8.59% over the performance period. The performance deviation from TCTL to the Fund’s Index is primarily driven by the management fee of 0.85%. The further deviations were from trading charges and the nature of how the Fund’s Index rebalances.

This performance period was marked by significant growth among domestic equities as well as more moderate advances for non-US equities.  While there was broad based growth experienced in the equity markets, the fixed income markets were mostly lower over the performance period (price return).  As dictated by the Fund’s Index, TCTL has lowered its exposure to fixed income throughout the performance period to near the minimum fixed income exposure. During the performance period, primarily the latter half of the period, TCTL also increased its exposure to non-US equities relative to domestic equities as commanded by the Fund’s Index.

The increase to overall equity exposure during the performance period led to an outperformance of TCTL when compared to the DJ Moderate Index due to the outperformance of equities vs fixed income for the period.  TCTL’s increase to its non-US equity exposure in the latter half of the performance period also led to an increase in performance as domestic equity return lagged non-US equity performance over that shorter period. Given the Fund Index’s overweight to equity securities relative to the benchmark, if the current trends in the equity markets continue, we strive for TCTL to potentially outperforming the DJ Moderate Index.

The Premise Capital team is honored to continue serving your investment objectives and thanks you for your continued trust in TCTL.

Britton Reynolds,
Portfolio Manager

Premise Capital Frontier Advantage Diversified Tactical ETF

Letter to Shareholders
March 31, 2017 (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Premise Capital Frontier Advantage Diversified Tactical Index: The Index consists of an investible portfolio of ETFs (“Underlying ETFs”) with exposure to major U.S. and non-U.S. asset classes. The weighting of each Underlying ETF is adjusted to (i) reduce exposure to individual asset classes determined to be in a downward trend (the “Trend Adjustment”) and (ii) reduce overall exposure to equity asset classes (and increase exposure to fixed income asset classes) as the aggregate size of equity asset classes determined to be in a downward trend grows (the “Risk Adjustment”).

Investing involves risk, including the possible loss of principal. The Fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokeage commissions will reduce returns. Investments in the Fund include risks associated with small- and mid-cap securities, foreign and emerging market securities, fixed income and high yeld securities, REIT securities, ETF investment risk, model risk and tracking error. Please refer to the prospectus for additional information about the risks of investing in the Fund.

Dow Jones Moderate Portfolio Index:  The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired  risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete list of the Fund’s holdings please view the Schedule of Investments on page 4.

The Premise Capital Frontier Advantage Diversified Tactical ETF is distributed by Quasar, LLC. Premise Capital, LLC Is the Adviser and index provider for the Fund.

One may not directly invest in an index.

Premise Capital Frontier Advantage Diversified Tactical ETF

PORTFOLIO ALLOCATION
As of March 31, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Finance and Insurance	98.6%
Short-Term Investments	1.3
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Premise Capital Frontier Advantage Diversified Tactical ETF

SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS – 98.6%

	Finance and Insurance
5,192	iShares 1-3 Year Treasury Bond ETF	$438,828
5,826	iShares Cohen & Steers REIT ETF	581,143
10,577	iShares Core MSCI Emerging Markets ETF	505,475
4,804	iShares Core S&P Small-Cap ETF	332,245
2,831	iShares iBoxx $ High Yield Corporate Bond ETF	248,505
27,819	iShares MSCI EAFE ETF	1,732,846
1,157	iShares TIPS Bond ETF	132,650
10,818	SPDR S&P International Small Cap ETF	340,983
1,377	SPDR S&P MidCap 400 ETF Trust	430,202
13,596	SPDR S&P 500 ETF Trust	3,205,121

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,590,107)	7,947,998

	SHORT-TERM INVESTMENTS – 1.3%
100,424	Fidelity Investments Money Market
	Government Portfolio, Class I – 0.56%*	100,424
	TOTAL SHORT-TERM INVESTMENTS (Cost $100,424)	100,424
	TOTAL INVESTMENTS (Cost $7,690,531) – 99.9%	8,048,422
	Other Assets in Excess of Liabilities – 0.1%	9,422
	NET ASSETS – 100.0%	$8,057,844

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

STATEMENT OF ASSETS AND LIABILITIES
At March 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $7,690,531)	$8,048,422
Dividends and interest receivable	15,210
Total assets	8,063,632

LIABILITIES
Management fees payable	5,788
Total liabilities	5,788

NET ASSETS	$8,057,844

Net assets consist of:
Paid-in capital	$7,718,255
Undistributed (accumulated) net investment income (loss)	9,661
Accumulated net realized gain (loss) on investments	(27,963)
Net unrealized appreciation (depreciation) on investments	357,891
Net assets	$8,057,844

Net asset value:
Net assets	$8,057,844
Shares outstanding^	300,000
Net asset value, offering and redemption price per share	$26.86

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2017 (Unaudited)*

INCOME
Dividends	$60,228
Interest	93
Total investment income	60,321

EXPENSES
Management fees	19,252
Total expenses	19,252
Net investment income (loss)	41,069

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(28,901)
Capital gain distributions from regulated investment companies	938
Change in unrealized appreciation (depreciation)
of investments	357,891
Net realized and unrealized gain (loss) on investments	329,928
Net increase (decrease) in net assets
resulting from operations	$370,997

*  The Fund commenced operations on October 27, 2016.  The information presented is for the period from October 27, 2016 to March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2017
(Unaudited)*
OPERATIONS
Net investment income (loss)	$41,069
Net realized gain (loss) on investments	(27,963)
Change in unrealized appreciation (depreciation)
of investments	357,891
Net increase (decrease) in net assets
resulting from operations	370,997

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(31,408)
Total distributions to shareholders	(31,408)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	7,718,255
Net increase (decrease) in net assets derived
from capital share transactions (a)	7,718,255
Net increase (decrease) in net assets	$8,057,844

NET ASSETS
Beginning of period	$—
End of period	$8,057,844
Undistributed (accumulated) net
investment income (loss)	$9,661

(a)	A summary of capital share transactions is as follows:

Period Ended
March 31, 2017
(Unaudited)*
Shares
Subscriptions	300,000
Redemptions	—
Net increase (decrease)	300,000

*  The Fund commenced operations on October 27, 2016.  The information presented is for the period from October 27, 2016 to  March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	March 31, 2017
	(Unaudited)(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.20
Net realized and unrealized gain (loss) on investments	1.82
Total from investment operations	2.02

DISTRIBUTIONS:
Distributions from:
Net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$26.86

Total return	8.10	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,058

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)
Net investment income (loss) to average net assets	1.81	%(4)

Portfolio turnover rate(5)	62	%(3)

(1)	Commencement of operations on October 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”). The Fund commenced operations on October 27, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Series – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,947,998	$—	$—	$7,947,998
Short-Term
Investments	100,424	—	—	100,424
Total Investments
in Securities	$8,048,422	$—	$—	$8,048,422

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2017 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the period ended March 31, 2017, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the Fund did not incur any interest or penalties.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to March 31, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Premise Capital, LLC. (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.85% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended March 31, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,371,132 and $3,329,443, respectively.

During the period ended March 31, 2017, there were no purchases or sales of U.S. Government securities.

During the period ended March 31, 2017, in-kind transactions associated with creations were $7,577,319 and there were no redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended March 31, 2017. Since the Fund does not have a full fiscal year, tax cost of investments is the same as noted in the Schedule of Investments.

Premise Capital Frontier Advantage Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on BATS Exchange, Inc. (“BATS”) Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction.  There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Premise Capital Frontier Advantage Diversified Tactical ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 14, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Premise Capital, LLC (the “Adviser”) and the Trust, on behalf of the Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s chief compliance officer regarding his review of the Adviser’s compliance program. The Board also considered the Adviser’s experience managing the strategy that the new fund will utilize with respect to separate accounts and how the Adviser expected to address any conflicts from managing both the separate accounts and the fund side-by-side. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the Adviser’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s

Premise Capital Frontier Advantage Diversified Tactical ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited) (Continued)

registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the Adviser’s key personnel, its investment philosophy, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board considered the performance of the Adviser’s separately managed accounts, but noted that such performance was not substantially relevant because the accounts were not subject to the same restrictions as a registered fund. The Board also considered that, because the Fund is designed to track the performance of an index provided by the Adviser, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of various Allocation Category funds (e.g. Moderate, Aggressive, Tactical), as reported by Morningstar. The Board noted that the estimated expense ratio for the Fund was higher than that of its peer group average, although many of the exchange-traded funds were significantly larger than the Fund would be at its inception. The Board further noted that each peer group contained a significant number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that, although the peer group included a small number of funds that were appropriate peer funds for the Fund, it did not overall closely reflect the nature of the underlying index. The Board considered that the Fund’s estimated expense ratio was reasonable based on the efforts of the Adviser to develop its proprietary index methodology.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution

Premise Capital Frontier Advantage Diversified Tactical ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited) (Continued)

and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable.

The Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Premise Capital Frontier Advantage Diversified Tactical ETF

EXPENSE EXAMPLE
For the Period Ended March 31, 2017 (Unaudited)

As a shareholder of Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 27, 2016 – March 31, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 27, 2016	March 31, 2017	During the Period(1)
Actual	$1,000.00	$1,081.00	$3.78
Hypothetical (5% annual	$1,000.00	$1,017.74	$3.67
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.85%, multiplied by the average value during the period, multiplied by the number of days in the period, 156 days, divided by the number of days in the most recent twelve-month period, 365 days.

Premise Capital Frontier Advantage Diversified Tactical ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.tctl.us daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.us.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.tctl.us.

(This Page Intentionally Left Blank.)

Adviser
Premise Capital, LLC
300 East 5th Avenue, Suite 265
Naperville, Illinois 60563

Index Provider
Premise Capital, LLC
300 East 5th Avenue, Suite 265
Naperville, Illinois 60563

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Premise Capital Frontier Advantage Diversified Tactical ETF
Symbol – TCTL
CUSIP – 26922A768

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     June 1, 2017

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     June 1, 2017